Investment Securities - Summary of Gross Unrealized Losses and Fair Value (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Less than 12 Months, Fair Value	$ 67,810	$ 26,609	$ 14,861
Available-for-sale Securities, Less than 12 Months, Unrealized Losses	(5,134)	(304)	(92)
Available-for-sale Securities, 12 Months or Longer, Fair Value	11,609	5,771	1,539
Available-for-sale Securities, 12 Months or Longer, Unrealized Losses	(1,105)	(117)	(30)
Available-for-sale Securities, Fair Value, Total	79,419	32,380	16,400
Available-for-sale Securities, Unrealized Losses, Total	(6,239)	(421)	(122)
Held-to-maturity Securities, Less than 12 Months, Fair Value	28,290
Held-to-maturity Securities, Less than 12 Months, Unrealized Losses	(526)
Held-to-maturity Securities, 12 Months or Longer, Fair Value	0
Held-to-maturity Securities, 12 Months or Longer, Unrealized Losses	0
Held-to-maturity Securities, Fair Value, Total	28,290
Held-to-maturity Securities, Unrealized Losses, Total	(526)
Small Business Administration Loan Pools [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Less than 12 Months, Fair Value	0	0	2,059
Available-for-sale Securities, Less than 12 Months, Unrealized Losses	0	0	(9)
Available-for-sale Securities, 12 Months or Longer, Fair Value	693	1,084	1,539
Available-for-sale Securities, 12 Months or Longer, Unrealized Losses	(13)	(15)	(30)
Available-for-sale Securities, Fair Value, Total	693	1,084	3,598
Available-for-sale Securities, Unrealized Losses, Total	(13)	(15)	(39)
Obligations of state and political subdivisions [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Less than 12 Months, Fair Value	35,196	3,189	557
Available-for-sale Securities, Less than 12 Months, Unrealized Losses	(3,326)	(38)	(3)
Available-for-sale Securities, 12 Months or Longer, Fair Value	313	0	0
Available-for-sale Securities, 12 Months or Longer, Unrealized Losses	(120)	0	0
Available-for-sale Securities, Fair Value, Total	35,509	3,189	557
Available-for-sale Securities, Unrealized Losses, Total	(3,446)	(38)	(3)
Mortgage-backed securities in government-sponsored entities [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Less than 12 Months, Fair Value	32,614	23,420	12,245
Available-for-sale Securities, Less than 12 Months, Unrealized Losses	(1,808)	(266)	(80)
Available-for-sale Securities, 12 Months or Longer, Fair Value	10,603	4,687	0
Available-for-sale Securities, 12 Months or Longer, Unrealized Losses	(972)	(102)	0
Available-for-sale Securities, Fair Value, Total	43,217	28,107	12,245
Available-for-sale Securities, Unrealized Losses, Total	(2,780)	$ (368)	$ (80)
Corporate Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Held-to-maturity Securities, Less than 12 Months, Fair Value	9,752
Held-to-maturity Securities, Less than 12 Months, Unrealized Losses	(241)
Held-to-maturity Securities, 12 Months or Longer, Fair Value	0
Held-to-maturity Securities, 12 Months or Longer, Unrealized Losses	0
Held-to-maturity Securities, Fair Value, Total	9,752
Held-to-maturity Securities, Unrealized Losses, Total	(241)
Structured Mortgage Backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Held-to-maturity Securities, Less than 12 Months, Fair Value	18,538
Held-to-maturity Securities, Less than 12 Months, Unrealized Losses	(285)
Held-to-maturity Securities, 12 Months or Longer, Fair Value	0
Held-to-maturity Securities, 12 Months or Longer, Unrealized Losses	0
Held-to-maturity Securities, Fair Value, Total	18,538
Held-to-maturity Securities, Unrealized Losses, Total	$ (285)